Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Schedule of aggregate minimum lease and rental payments under non-cancelable operating leases
December 31,

2018	$2,504
2019	2,494
2020	2,465
2021	2,195
2022 and thereafter	6,982

$16,640